Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2021
Equity Method Investments And Joint Ventures [Abstract]
Investment In Joint Ventures And Associates
13. INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(1)	Investments in associates accounted for using the equity method of accounting are as follows:

		Percentage of ownership (%)
Joint ventures and associates (*9)	Main business	December 31, 2020	December 31, 2021	Location	Financial statements as of
Woori Bank
W Service Networks Co., Ltd. (*1)	Freight & staffing services	4.9	4.9	Korea	2021.11.30 (*5)
Korea Credit Bureau Co., Ltd. (*2)	Credit information	9.9	9.9	Korea	2021.12.31
Korea Finance Security Co., Ltd. (*1)	Security service	15.0	15.0	Korea	2021.11.30 (*5)
Wongwang Co., Ltd. (*3)	Wholesale and real estate	29.0	29.0	Korea	—
Sejin Construction Co., Ltd. (*3)	Construction	29.6	29.6	Korea	—
ARES-TECH Co., Ltd. (*3)	Electronic component manufacturing	23.4	23.4	Korea	—
Sinseong Trading Co., Ltd. (*4)	Manufacturing	27.9	—	Korea	—
Reading Doctors Co., Ltd. (*3)	Other services	35.4	35.4	Korea	—
Cultizm Korea LTD Co., Ltd. (*3)	Wholesale and retail sales	31.3	31.3	Korea	—
NK Eng Co., Ltd. (*3)	Manufacturing	23.1	23.1	Korea	—
Beomgyo.,Ltd. (*3)	Telecommunication equipment retail sales	23.1	23.1	Korea	—
Woori Growth Partnerships New Technology Private Equity Fund	Other financial services	23.1	23.1	Korea	2021.12.31
2016KIF-IMM Woori Bank Technology Venture Fund	Other financial services	20.0	20.0	Korea	2021.12.31
K BANK Co., Ltd. (*2)(*8)	Finance	26.2	12.6	Korea	2021.11.30 (*5)
Smart Private Equity Fund No.2 (*10)	Other financial services	20.0	—	Korea	—
Woori Bank-Company K Korea Movie Asset Fund	Other financial services	25.0	25.0	Korea	2021.12.16 (*5)
Well to Sea No. 3 Private Equity Fund (*11)	Finance	50.0	—	Korea	—
Partner One Value Up I Private Equity Fund	Other financial services	23.3	23.3	Korea	2021.12.31
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	Other financial services	20.0	20.0	Korea	2021.12.31
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	Other financial services	25.0	25.0	Korea	2021.12.31
LOTTE CARD Co., Ltd.	Credit card and installment financing	20.0	20.0	Korea	2021.9.30 (*5)
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	Other financial services	100.0	100.0	Korea	2021.12.31
Genesis Environmental Energy Company 1st Private Equity Fund	Trust and collective investment	24.8	24.8	Korea	2021.12.31
Union Technology Finance Investment Association	Trust and collective investment	29.7	29.7	Korea	2021.12.31
Dicustody Co., Ltd. (*2)	Other information technology and computer operation related services	—	1.0	Korea	2021.12.31
Woori Bank ( *6)
Japanese Hotel Real Estate Private Equity Fund No.2	Other financial services	19.9	19.9	Korea	2021.12.31
Woori G Clean Energy No.1	Investment trust and discretionary investment business	29.3	—	Korea	—
Woori Goseong Power EBL Private Special Asset Fund	Trust and collective investment	16.7	—	Korea	—
Woori Seoul Beltway Private Special Asset Fund No.1	Trust and collective investment	25.0	25.0	Korea	2021.12.31

		Percentage of ownership (%)
Joint ventures and associates (*9)	Main business	December 31, 2020	December 31, 2021	Location	Financial statements as of
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)	Collective investment business	—	20.0	Korea	2021.12.31
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F	Collective investment business	—	14.5	Korea	2021.12.31
Woori Financial Capital Co., Ltd.
Woori TAERIM 1st Fund	Other financial services	25.6	25.6	Korea	2021.12.31
Portone-Cape Fund No.1	Other financial services	20.0	20.0	Korea	2021.12.31
KIWOOM WOORI Financial 1st Fund (*7)	Other financial services	9.1	9.1	Korea	2021.12.31
DeepDive WOORI 2021-1 Financial Investment Fund (*7)	Other financial services	—	11.9	Korea	2021.12.31
Darwin Green Packaging Private Equity Fund	Other financial services	—	20.4	Korea	2021.12.31
Woori Investment Bank Co., Ltd. (*6)
Woori FirstValue Private Real Estate Fund No.2	Real estate business	12.0	12.0	Korea	2021.12.31
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	Investment trust and discretionary investment business	—	0.3	Korea	2021.12.31
Woori Asset Management Co. Ltd.
Woori High plus G.B. Securities Feeder Fund1(G.B.)	Collective investment business	21.8	—	Korea	—
Woori Star50 Master Fund ClassC-F	Collective investment business	24.5	—	Korea	—
Woori Private Equity Asset Management Co., Ltd.
Woori Hanhwa Eureka Private Equity Fund (*2)	Other financial services	0.8	0.8	Korea	2021.12.31
Aarden Woori Apparel 1st Private Equity Fund (*2)	Other financial services	—	0.5	Korea	2021.12.31
Japanese Hotel Real Estate Private Equity Fund 1
Godo Kaisha Oceanos 1	Other financial services	47.8	47.8	Japan	2021.10.31 (*5)
Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Woori Zip 1	Other financial services	—	63.9	Japan	2021.9.30 (*5)
Woori Zip 2	Other financial services	—	63.8	Japan	2021.9.30 (*5)
Woori bank and Woori card Co., Ltd. (*6)
Dongwoo C & C Co., Ltd. (*3)	Construction	24.5	24.5	Korea	—
SJCO Co., Ltd. (*3)	Aggregate transportation and wholesale	28.7	29.7	Korea	—
G2 Collection Co., Ltd. (*3)	Wholesale and retail sales	29.2	29.2	Korea	—
The Base Enterprise Co., Ltd. (*3)	Manufacturing	48.4	48.4	Korea	—
Kyesan Engineering Co., Ltd. (*3)	Construction	23.3	23.3	Korea	—
Good Software Lap Co., Ltd. (*3)	Service	29.4	29.4	Korea	—
QTS Shipping Co., Ltd. (*3)	Complex transportation brokerage	49.8	49.8	Korea	—
DAEA SNC Co., Ltd. (*3)	Wholesale and retail sales	25.5	25.5	Korea	—
Force TEC Co., Ltd.	Manufacturing	25.8	24.5	Korea	2021.9.30 (*5)
PREXCO Co., Ltd. (*3)	Manufacturing	28.1	28.1	Korea	—
JiWon Plating Co., Ltd. (*3)	Plating	20.8	20.8	Korea	—
Youngdong Sea Food Co., Ltd. (*3)	Processed sea food manufacturing	24.5	24.5	Korea	—
KUM HWA Co., Ltd.	Telecommunication equipment retail sales	—	20.1	Korea	2021.9.30 (*5)
Jinmyung Plus Co., Ltd	Manufacturing	—	21.3	Korea	2021.12.31

		Percentage of ownership (%)
Joint ventures and associates (*9)	Main business	December 31, 2020	December 31, 2021	Location	Financial statements as of
W oori bank and Woori Financial Capital Co., Ltd . (*6)
JC Assurance No.2 Private Equity Fund	Other financial services	29.3	24.4	Korea	2021.12.31
Dream Company Growth no.1 PEF	Other financial services	27.8	27.8	Korea	2021.12.31
HMS-Oriens 1st Fund	Other financial services	22.8	22.8	Korea	2021.12.31
Woori G Senior Loan Private Placement Investment Trust No.1	Collective investment business	21.7	21.7	Korea	2021.12.31
Genesis Eco No.1 Private Equity Fund	Other financial services	—	29.0	Korea	2021.12.31
Paratus Woori Material Component Equipment joint venture company	Other financial services	—	29.9	Korea	2021.9.30 (*5)
Midas No. 8 Private Equity Joint Venture Company	Other financial services	—	28.5	Korea	2021.12.31
Woori Bank and Woori Investment Bank Co., Ltd. (*6)
PCC-Woori LP Secondary Fund	Other financial services	38.8	38.8	Korea	2021.12.31
Woori bank and Woori Asset Management Co., Ltd. (*6)
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	Collective investment business	23.3	27.5	Korea	2021.12.31
Woori Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori-Q Corporate Restructuring Private Equity Fund	Other financial services	38.4	38.1	Korea	2021.12.31
Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori-Shinyoung Growth-Cap Private Equity Fund I	Other financial services	35.0	35.0	Korea	2021.12.31

(*1)	Most of the significant business transactions of associates are with the Group as of December 31, 2020 and 2021.
(*2)	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
(*3)	There is no investment balance as of December 31, 2020 and 2021.
(*4)	Registration was closed and excluded from associates for the year ended December 31, 2021.
(*5)
The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.

(*6)	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
(*7)	The Group can participate as a co-operator to exert significant influence.
(*8)	Due to the failure of associates to participate in the capital increase with consideration, the percentage of ownership decreased, for the year ended December 31, 2021.
(*9)
WooriG Oncorp Corporate support of Major Industry General Type Private Placement Investment Trust (Type 2) and other 16 joint ventures and associates can exercise significant influence but was classified as an item measured at fair value through profit or loss.

(*10)	Due to loss of significant influence during the year, it has been classified as a financial asset measured at fair value through profit or loss
(*11)	It was fully repaid and excluded from associates for the year ended December 31, 2021.

(2)	Changes in the carrying value of investments in associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Acquisition cost	January 1, 2019	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2019
W Service Networks Co., Ltd.	108	157	31	—	—	(2)	—	186
Korea Credit Bureau Co., Ltd.	3,313	6,790	190	—	—	(135)	—	6,845
Korea Finance Security Co., Ltd.	3,267	3,456	(169)	—	—	—	—	3,287
Chin Hung International Inc.	130,779	44,741	6,426	—	—	—	9	51,176
Saman Corporation	8,521	1,014	(198)	—	—	—	33	849
Woori Growth Partnerships New Technology Private Equity Fund	18,666	25,091	1,466	309	(7,490)	(164)	—	19,212
2016KIF-IMM Woori Bank Technology Venture Fund	12,385	15,300	1,193	—	(2,615)	—	1,263	15,141
K BANK Co., Ltd.	73,150	43,709	(18,233)	5,807	—	—	(29)	31,254
Smart Private Equity Fund No.2	2,915	2,890	(41)	—	(85)	—	—	2,764
Woori Bank-Company K Korea Movie Asset Fund	3,000	2,700	623	—	—	—	—	3,323
Well to Sea No.3 Private Equity Fund	101,483	197,393	30,343	—	—	(18,836)	123	209,023
Partner One Value Up I Private Equity Fund	10,000	9,948	(40)	—	—	—	—	9,908
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,576	4,426	—	150	—	—	—	4,576
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,375	3,025	—	1,350	—	—	—	4,375
Woori-Shinyoung Growth-Cap Private Equity Fund I	12,665	—	(824)	12,665	—	—	—	11,841
LOTTE CARD Co.,Ltd	346,000	—	63,444	346,000	—	—	—	409,444
Woori-Q Corporate Restructuring Private Equity Fund	6,129	—	(83)	6,129	—	—	—	6,046
PCC-Woori LP Secondary Fund	2,525	—	—	2,525	—	—	—	2,525
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	787	(136)	—	(651)	—	—	—
Woori Hanhwa Eureka Private Equity Fund	350	339	3	—	—	—	—	342
Godo Kaisha Oceanos 1	10,870	—	2	10,870	(15)	(105)	200	10,952
Japanese Hotel Real Estate Private Equity Fund 2	3,291	—	—	3,291	—	—	—	3,291

	759,368	361,766	83,997	389,096	(10,856)	(19,242)	1,599	806,360

	For the year ended December 31, 2020
	Acquisition cost	January 1, 2020	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Business combination	Change in capital	December 31, 2020
W Service Networks Co., Ltd.	108	186	7	—	—	(3)	—	1	191
Korea Credit Bureau Co., Ltd.	3,313	6,845	1,370	—	—	(90)	—	—	8,125
Korea Finance Security Co., Ltd.	3,267	3,287	(221)	—	—	—	—	—	3,066
Chin Hung International Inc.	—	51,176	(742)	—	(50,411)	—	—	(23)	—
Saman Corporation	—	849	(432)	—	(466)	—	—	49	—
Woori Growth Partnerships New Technology Private Equity Fund	16,938	19,212	(2,240)	—	(1,728)	(212)	—	—	15,032
2016KIF-IMM Woori Bank Technology Venture Fund	11,893	15,141	1,240	—	(492)	(1,088)	—	(1,563)	13,238
K BANK Co., Ltd.	236,232	31,254	(18,334)	163,082	—	—	—	(1,905)	174,097
Smart Private Equity Fund No.2	2,915	2,764	(1,283)	—	—	—	—	—	1,481
Woori Bank-Company K Korea Movie Asset Fund	2,100	3,323	365	—	(900)	—	—	—	2,788
Well to Sea No.3 Private Equity Fund	—	209,023	87,180	—	(117,170)	(178,355)	—	(678)	—
Partner One Value Up I Private Equity Fund	10,000	9,908	(75)	—	—	—	—	(17)	9,816
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	9,756	4,576	—	5,720	(540)	—	—	—	9,756
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,130	4,375	—	75	(321)	—	—	—	4,129
Woori-Shinyoung Growth-Cap Private Equity Fund I	32,480	11,841	7,366	31,363	(12,124)	(104)	—	—	38,342
LOTTE CARD Co.,Ltd	346,810	409,444	19,692	810	—	(5,710)	—	(1,404)	422,832
Woori-Q Corporate Restructuring Private Equity Fund	23,146	6,046	(159)	17,017	—	—	—	—	22,904
PCC-Woori LP Secondary Fund	7,575	2,525	554	5,049	—	—	—	—	8,128
Force TEC Co., Ltd.	—	—	1,542	—	—	—	—	(1,149)	393
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,000	—	23	100,000	(90,000)	—	—	—	10,023
Genesis Environmental Energy Company 1st Private Equity Fund	3,738	—	241	4,084	(346)	—	—	—	3,979
Union Technology Finance Investment Association	4,500	—	(15)	4,500	—	—	—	—	4,485
Woori Hanhwa Eureka Private Equity Fund	350	342	61	—	—	—	—	—	403
Godo Kaisha Oceanos 1	10,800	10,952	7	—	—	(850)	—	84	10,193
Japanese Hotel Real Estate Private Equity Fund No.2	3,291	3,291	283	—	—	(154)	—	(186)	3,234
Woori High plus G.B. Securities Feeder Fund1(G.B.)	6,000	—	49	6,141	—	—	—	(114)	6,076
WooriG Senior Loan General Type Private Investment Trust No.1	51,959	—	343	51,959	—	(257)	—	—	52,045
Woori G Clean Energy No.1	1,015	—	9	1,015	—	—	—	—	1,024
Woori Goseong Power EBL Private Special Asset Fund	14,915	—	611	14,915	—	(408)	—	—	15,118
Woori Seoul Beltway Private Special Asset Fund No.1	5,590	—	97	5,591	—	(75)	—	—	5,613
WOORI TAERIM 1st Fund	1,100	—	(6)	—	—	—	289	—	283

	For the year ended December 31, 2020
	Acquisition cost	January 1, 2020	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Business combination	Change in capital	December 31, 2020
Portone-Cape Fund No.1	1,000	—	—	—	—	—	960	—	960
KIWOOM WOORI Financial 1st Investment Fund	1,000	—	(6)	1,000	—	—	—	—	994
Woori FirstValue Private Real Estate Fund No.2	9,000	—	1,184	—	—	—	—	946	2,130
Woori Star50 Master Fund ClassC-F	200	—	(16)	200	—	—	—	—	184
JC Assurance No.2 Private Equity Fund	29,050	—	—	29,050	—	—	—	—	29,050
Dream Company Growth no.1 PEF	7,705	—	—	7,705	—	—	—	—	7,705
HMS-Oriens 1st Fund	12,000	—	—	12,000	—	—	—	—	12,000
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	91,092	—	2,382	91,092	—	—	—	—	93,474

	974,968	806,360	101,077	552,368	(274,498)	(187,306)	1,249	(5,959)	993,291

	For the year ended December 31, 2021
	Acquisition cost	January 1, 2021	Share of profits (losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2021
W Service Networks Co., Ltd.	108	191	(4)	—	—	(4)	—	183
Korea Credit Bureau Co., Ltd.	3,313	8,125	1,388	—	—	(90)	—	9,423
Korea Finance Security Co., Ltd.	3,267	3,066	35	—	—	—	—	3,101
Woori Growth Partnerships New Technology Private Equity Fund	14,991	15,032	(637)	—	(1,947)	—	—	12,448
2016KIF-IMM Woori Bank Technology Venture Fund	8,396	13,238	3,520	—	(3,497)	(631)	—	12,630
K BANK Co., Ltd. (*1)	236,232	174,097	67,553	—	—	—	(2,157)	239,493
Smart Private Equity Fund No.2	—	1,481	(797)	—	(684)	—	—	—
Woori Bank-Company K Korea Movie Asset Fund	—	2,788	137	—	(2,100)	(480)	—	345
Partner One Value Up I Private Equity Fund	5,039	9,816	2,521	—	(4,961)	(800)	—	6,576
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	9,736	9,756	1,417	5,040	(5,060)	—	—	11,153
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,255	4,129	—	125	—	—	—	4,254
LOTTE CARD Co.,Ltd.	346,810	422,832	39,301	—	—	(10,374)	6,536	458,295
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,000	10,023	47	—	—	—	—	10,070
Genesis Environmental Energy Company 1st Private Equity Fund	3,738	3,979	147	—	—	—	—	4,126
Union Technology Finance Investment Association	12,750	4,485	(347)	8,250	—	—	—	12,388
Dicustody Co., Ltd.	1	—	—	1	—	—	—	1
Japanese Hotel Real Estate Private Equity Fund No.2	3,291	3,234	237	—	—	(201)	(74)	3,196
Woori G Clean Energy No.1	—	1,024	—	1,462	(2,338)	(148)	—	—
Woori Goseong Power EBL Private Special Asset Fund	—	15,118	227	—	(15,118)	(370)	143	—
Woori Seoul Beltway Private Special Asset Fund No.1	7,513	5,613	124	1,935	—	(121)	—	7,551
Woori Corporate Private Securities Fund 1 (Bond)	—	—	—	10,000	(10,000)	—	—	—
Woori G Star Private Placement Investment Trust No.33 [FI]	—	—	—	20,000	(20,000)	—	—	—
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)	10,000	—	23	10,000	—	—	—	10,023
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	150,000	—	1,822	150,000	—	—	—	151,822
WOORI TAERIM 1st Fund	1,100	283	708	—	—	—	—	991
Portone-Cape Fund No.1	340	960	189	—	(660)	—	—	489
KIWOOM WOORI Financial 1st Investment Fund	1,000	994	(21)	—	—	—	—	973
DeepDive WOORI 2021-1 Financial Investment Fund	1,000	—	(7)	1,000	—	—	—	993
Darwin Green Packaging Private Equity Fund	4,000	—	(43)	4,000	—	—	—	3,957
Woori FirstValue Private Real Estate Fund No.2	9,000	2,130	(637)	—	—	(730)	—	763
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	100	—	—	100	—	—	—	100
Woori High plus G.B. Securities Feeder Fund1(G.B.)	—	6,076	—	—	(6,076)	—	—	—
Woori Star50 Master Fund ClassC-F	—	184	(4)	—	(180)	—	—	—

	For the year ended December 31, 2021
	Acquisition cost	January 1, 2021	Share of profits (losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2021
Woori Hanhwa Eureka Private Equity Fund	164	403	138	—	(214)	—	—	327
Aarden Woori Apparel 1st Private Equity Fund	100	—	(1)	100	—	—	—	99
Godo Kaisha Oceanos 1	10,800	10,193	127	—	—	(370)	(45)	9,905
Woori Zip 1	10,143	—	(26)	16,380	(6,237)	—	379	10,496
Woori Zip 2	14,254	—	(50)	22,883	(8,628)	—	527	14,732
Force TEC Co., Ltd. (*2)	—	393	(393)	—	—	—	—	—
KUM HWA Co., Ltd. (*2)	—	—	—	—	—	—	—	—
JINMYUNGPLUS CO.,LTD.	—	—	—	—	—	—	—	—
JC Assurance No.2 Private Equity Fund	29,349	29,050	(11,621)	299	—	—	—	17,728
Dream Company Growth no.1 PEF	7,706	7,705	680	—	—	(471)	—	7,914
HMS-Oriens 1st Fund	12,000	12,000	7	—	—	—	—	12,007
WooriG Senior Loan General Type Private Investment Trust No.1	87,382	52,045	2,959	38,757	(3,060)	(2,672)	—	88,029
Genesis Eco No.1 Private Equity Fund	11,805	—	(685)	11,805	—	—	—	11,120
Paratus Woori Material Component Equipment joint venture company	17,700	—	(207)	17,700	—	—	—	17,493
Midas No. 8 Private Equity Joint Venture Company	19,000	—	(32)	19,000	—	—	—	18,968
PCC-Woori LP Secondary Fund	10,100	8,128	1,697	2,525	—	—	—	12,350
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	70,988	93,474	921	20,765	(38,870)	(2,503)	—	73,787
Woori-Q Corporate Restructuring Private Equity Fund	45,394	22,904	1,002	25,246	(2,997)	—	—	46,155
Woori-Shinyoung Growth-Cap Private Equity Fund I	17,218	38,342	20,813	12,799	(32,415)	(10,826)	—	28,713

	1,210,083	993,291	132,228	400,172	(165,042)	(30,791)	5,309	1,335,167

(*1)	Included 70,120 million Won of deemed gain on disposal in accordance with the decrease in percentage of ownership from disproportionate contribution for the year ended December 31, 2021.
(*2)	As a result of discontinuation of the equity method, related companies’ losses amount not recognized is 797 million Won for Force TEC Co., Ltd. and 2 million Won for KUM HWA Co., Ltd.
(3)	Summary financial information relating to investments in associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	December 31, 2020
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
W Service Networks Co., Ltd.	6,305	2,448	18,525	1,197	—	1,197
Korea Credit Bureau Co., Ltd.	117,077	37,599	107,810	13,391	—	13,391
Korea Finance Security Co., Ltd.	36,978	16,536	60,599	(1,985)	—	(1,985)
Woori Growth Partnerships New Technology Private Equity Fund	65,390	252	1,589	(9,601)	—	(9,601)
2016KIF-IMM Woori Bank Technology Venture Fund	64,109	1,198	7,425	6,201	—	6,201
K BANK Co., Ltd.	4,040,051	3,530,074	68,144	(83,989)	(1,354)	(85,343)
Smart Private Equity Fund No.2	13,667	51	1	(204)	—	(204)
Woori Bank-Company K Korea Movie Asset Fund	11,273	119	1,926	1,461	—	1,461
Well to Sea No.3 Private Equity Fund	22,001	3,102	610,535	16,061	3,976	20,037
Partner One Value Up I Private Equity Fund	42,205	—	308	(329)	—	(329)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	46,542	655	1,024	(411)	—	(411)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,747	—	284	(85)	—	(85)
LOTTE CARD Co.,Ltd (*)	14,578,716	12,238,805	1,255,593	78,781	(9,040)	69,741
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,025	1	187	23	—	23
Genesis Environmental Energy Company 1st Private Equity Fund	16,192	118	1,400	974	—	974
Union Technology Finance Investment Association	15,151	51	1	(50)	—	(50)
Japanese Hotel Real Estate Private Equity Fund No.2	16,293	15	1,359	1,271	(940)	331
Woori G Clean Energy No.1	3,496	1	33	32	—	32
Woori Goseong Power EBL Private Special Asset Fund	90,728	21	3,060	2,969	—	2,969
Woori Seoul Beltway Private Special Asset Fund No.1	22,452	1	352	323	—	323
WOORI TAERIM 1st Fund	1,192	86	—	(22)	—	(22)
Portone-Cape Fund No.1	4,800	—	—	—	—	—
KIWOOM WOORI Financial 1st Investment Fund	10,986	57	—	(71)	—	(71)
Woori FirstValue Private Real Estate Fund No.2	20,220	2,467	9	(9)	—	(9)
Woori High plus G.B. Securities Feeder Fund1(G.B.)	27,870	—	148	148	—	148
Woori Star50 Master Fund ClassC-F	1,011	246	11	11	—	11
Woori Hanhwa Eureka Private Equity Fund	50,382	235	8,150	7,676	—	7,676
Godo Kaisha Oceanos 1	66,793	45,472	1,425	14	—	14
Force TEC Co., Ltd.	47,077	45,552	25,914	(415)	(2,745)	(3,160)

	December 31, 2020
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
JC Assurance No.2 Private Equity Fund	98,431	13	—	(732)	—	(732)
Dream Company Growth no.1 PEF	28,727	43	—	(116)	—	(116)
HMS-Oriens 1st Fund	52,685	53	90	20	—	20
WooriG Senior Loan General Type Private Investment Trust No.1	240,414	15	1,721	1,584	—	1,584
PCC-Woori LP Secondary Fund	20,927	4	2,082	1,425	—	1,425
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	402,015	—	10,727	10,727	—	10,727
Woori-Q Corporate Restructuring Private Equity Fund	58,355	433	206	(1,590)	—	(1,590)
Woori-Shinyoung Growth-Cap Private Equity Fund I	110,452	825	23,875	21,106	—	21,106

(*)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.

	December 31, 2021
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
W Service Networks Co., Ltd.	6,208	2,504	17,019	840	—	840
Korea Credit Bureau Co., Ltd.	113,859	21,284	127,751	20,486	—	20,486
Korea Finance Security Co., Ltd.	34,957	14,286	57,462	249	—	249
Woori Growth Partnerships New Technology Private Equity Fund	54,173	231	3,807	(2,228)	—	(2,228)
2016KIF-IMM Woori Bank Technology Venture Fund	63,983	837	23,010	21,119	—	21,119
K BANK Co., Ltd.	14,021,789	12,291,131	250,502	19,348	(32,072)	(12,724)
Woori Bank-Company K Korea Movie Asset Fund	1,383	2	1,075	543	—	543
Partner One Value Up I Private Equity Fund	28,273	—	11,972	10,914	—	10,914
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	56,363	597	11,422	10,077	—	10,077
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,799	5	—	(332)	—	(332)
LOTTE CARD Co.,Ltd ( *)	15,980,312	13,460,156	1,499,867	184,919	25,612	210,531
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,073	1	41	37	—	37
Genesis Environmental Energy Company 1st Private Equity Fund	20,610	3,941	11,347	694	—	694
Union Technology Finance Investment Association	41,996	290	13	(1,168)	—	(1,168)
Dicustody Co., Ltd.	98	—	—	(2)	—	(2)
Japanese Hotel Real Estate Private Equity Fund No.2	16,104	14	911	1,196	(373)	823
Woori Seoul Beltway Private Special Asset Fund No.1	30,206	1	536	500	—	500

	December 31, 2021
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)	101,644	51,530	5	2	—	2
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	1,209,228	158,524	89	79	—	79
WOORI TAERIM 1st Fund	4,047	172	—	2,770	—	2,770
Portone-Cape Fund No.1	2,447	—	1,050	947	—	947
KIWOOM WOORI Financial 1st Investment Fund	10,818	111	1	(221)	—	(221)
DeepDive WOORI 2021-1 Financial Investment Fund	8,340	—	—	(60)	—	(60)
Darwin Green Packaging Private Equity Fund	19,387	—	—	(213)	—	(213)
Woori FirstValue Private Real Estate Fund No.2	69,672	63,309	—	(5,303)	—	(5,303)
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	35,796	1	(34)	(35)	—	(35)
Woori Hanhwa Eureka Private Equity Fund	40,817	133	20,193	19,821	—	19,821
Aarden Woori Apparel 1st Private Equity Fund	21,075	89	—	(214)	—	(214)
Godo Kaisha Oceanos 1	66,087	45,367	3,141	267	—	267
Woori Zip 1	52,259	35,833	1,106	(26)	—	(26)
Woori Zip 2	74,033	50,951	1,536	(50)	—	(50)
Force TEC Co., Ltd.	11,904	23,508	20,941	(9,188)	—	(9,188)
KUM HWA Co., Ltd.	20	176	58	(10)	—	(10)
JINMYUNGPLUS CO.,LTD.	568	445	209	5	—	5
JC Assurance No.2 Private Equity Fund	118,397	—	—	(1,040)	—	(1,040)
Dream Company Growth no.1 PEF	28,533	44	—	1,500	—	1,500
HMS-Oriens 1st Fund	52,659	28	2,750	2,179	—	2,179
Woori G Senior Loan Private Placement Investment Trust No.1	406,634	25	14,553	13,669	—	13,669
Genesis Eco No.1 Private Equity Fund	38,369	4	308	(377)	—	(377)
Paratus Woori Material Component Equipment joint venture company	58,507	—	7	(693)	—	(693)
Midas No. 8 Private Equity Joint Venture Company	66,699	112	1	(113)	—	(113)
PCC-Woori LP Secondary Fund	31,585	—	5,720	4,162	—	4,162
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	257,891	—	3,239	3,239	—	3,239
Woori-Q Corporate Restructuring Private Equity Fund	121,057	555	327	(1,547)	—	(1,547)
Woori-Shinyoung Growth-Cap Private Equity Fund I	82,087	314	83,143	81,550	—	81,550

(*)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.
(4)	The entities that the Group has not applied equity method of accounting although the Group’s ownership interest is more than 20% as of December 31, 2020 and 2021 are as follows:

	December 31, 2020
Associate (*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd. (*)	464,812	21.4
Yuil PESC Co., Ltd. (*)	8,642	24.0
CL Tech Co., Ltd. (*)	13,759	38.6

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out
process under receivership, thus it is excluded from the investment in joint ventures and associates.

	December 31, 2021
Associate (*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd. (*)	464,812	21.4
Yuil PESC Co., Ltd. (*)	8,642	24.0
CL Tech Co., Ltd. (*)	13,759	38.6
S.WIN Co., Ltd. (*)	20,301	20.0

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out
process under receivership, thus it is excluded from the investment in joint ventures and associates.

(5)
As of December 31, 2019,

2020 and 2021, the reconciliations from the net assets of the associates to the book value of the shares of the investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	December 31, 2019
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	3,773	4.9	186	—	—	—	186
Korea Credit Bureau Co., Ltd.	66,566	9.9	6,597	246	—	2	6,845
Korea Finance Security Co., Ltd.	21,914	15.0	3,287	—	—	—	3,287
Chin Hung International Inc. (*1)	105,383	25.3	26,646	24,565	—	(35)	51,176
Saman Corporation (*2)	26,022	9.2	2,391	5,373	(6,915)	—	849
Woori Growth Partnerships New Technology Private Equity Fund	83,253	23.1	19,215	—	—	(3)	19,212
2016KIF-IMM Woori Bank Technology Venture Fund	72,425	20.0	14,485	—	—	656	15,141
K BANK Co., Ltd. (*1)(*2)	215,800	14.5	31,248	3,634	(3,634)	6	31,254
Smart Private Equity Fund No.2	13,821	20.0	2,764	—	—	—	2,764
Woori Bank-Company K Korea Movie Asset Fund	13,292	25.0	3,323	—	—	—	3,323
Well to Sea No.3 Private Equity Fund (*1)	418,250	50.0	209,041	—	—	(18)	209,023
Partner One Value Up 1st Private Equity Fund	42,602	23.3	9,909	—	—	(1)	9,908
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	20,517	20.0	4,103	—	—	473	4,576
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	16,815	25.0	4,204	—	—	171	4,375
Woori-Shinyoung Growth-Cap Private Equity Fund I	37,022	31.9	11,841	—	—	—	11,841
LOTTE CARD Co., Ltd (*1)	2,047,220	20.0	409,444	—	—	—	409,444

	December 31, 2019
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori-Q Corporate Restructuring Private Equity Fund	15,152	38.4	5,813	—	—	233	6,046
PCC-Woori LP Secondary Fund	6,498	38.8	2,524	—	—	1	2,525
Woori Hanhwa Eureka Private Equity Fund	41,714	0.8	342	—	—	—	342
Godo Kaisha Oceanos 1	22,909	47.8	10,952	—	—	—	10,952
Japanese Hotel Real Estate Private Equity Fund No.2	16,555	19.9	3,291	—	—	—	3,291

(*1)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
(*2)	As a result of conducting an impairment test on the investment stocks of the related companies, the recoverable value was less than the carrying amount and thus the impairment loss was recognized.

	December 31, 2020
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	3,857	4.9	191	—	—	—	191
Korea Credit Bureau Co., Ltd.	79,478	9.9	7,876	246	—	3	8,125
Korea Finance Security Co., Ltd.	20,442	15.0	3,066	—	—	—	3,066
Woori Growth Partnerships New Technology Private Equity Fund	65,138	23.1	15,034	—	—	(2)	15,032
2016KIF-IMM Woori Bank Technology Venture Fund	62,911	20.0	12,582	—	—	656	13,238
K BANK Co., Ltd. (*1)(*2)	509,978	26.2	133,614	44,117	(3,634)	—	174,097
Smart Private Equity Fund No.2 (*2)	13,616	20.0	2,723	—	(1,242)	—	1,481
Woori Bank-Company K Korea Movie Asset Fund	11,154	25.0	2,788	—	—	—	2,788
Well to Sea No.3 Private Equity Fund (*3)	18,899	50.0	—	—	—	—	—
Partner One Value Up Ist Private Equity Fund	42,205	23.3	9,817	—	—	(1)	9,816
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	45,888	20.0	9,178	—	—	578	9,756
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,747	25.0	3,937	—	—	192	4,129
Woori-Shinyoung Growth-Cap Private Equity Fund I	109,627	35.0	38,342	—	—	—	38,342
LOTTE CARD Co., Ltd (*1)	2,114,159	20.0	422,832	—	—	—	422,832
Woori-Q Corporate Restructuring Private Equity Fund	57,922	38.4	22,220	—	—	684	22,904
PCC-Woori LP Secondary Fund	20,923	38.8	8,126	—	—	2	8,128
Force TEC	1,526	25.8	393	—	—	—	393
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,024	100.0	10,024	—	—	(1)	10,023
Genesis Environmental Energy Company 1st Private Equity Fund	16,074	24.8	3,979	—	—	—	3,979
Union Technology Finance Investment Association	15,100	29.7	4,485	—	—	—	4,485
Woori Hanhwa Eureka Private Equity Fund	50,147	0.8	403	—	—	—	403
Godo Kaisha Oceanos 1	21,321	47.8	10,193	—	—	—	10,193
Japanese Hotel Real Estate Private Equity Fund No.2	16,278	19.9	3,234	—	—	—	3,234
Woori High plus G.B. Securities Feeder Fund1(G.B.)	27,870	21.8	6,076	—	—	—	6,076

	December 31, 2020
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori G Senior Loan General Type Private Investment Trust No.1	240,399	21.7	52,045	—	—	—	52,045
Woori G Clean Energy No.1	3,495	29.3	1,024	—	—	—	1,024
Woori Goseong Power EBL Private Special Asset Fund	90,707	16.7	15,118	—	—	—	15,118
Woori Seoul Beltway Private Special Asset Fund No.1	22,451	25.0	5,613	—	—	—	5,613
WOORI TAERIM 1st Fund	1,106	25.6	283	—	—	—	283
Portone-Cape Fund No.1	4,800	20.0	960	—	—	—	960
KIWOOM WOORI Financial 1st Investment Fund	10,929	9.1	994	—	—	—	994
Woori FirstValue Private Real Estate Fund No.2	17,753	12.0	2,130	—	—	—	2,130
Woori Star50 Master Fund ClassC-F	765	24.5	184	—	—	—	184
JC Assurance No.2 Private Equity Fund	98,418	29.3	29,050	—	—	—	29,050
Dream Company Growth no.1 PEF	28,684	27.8	7,705	—	—	—	7,705
HMS-Oriens 1st Fund	52,632	22.8	12,000	—	—	—	12,000
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	402,015	23.3	93,474	—	—	—	93,474

(*1)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
(*2)	As a result of conducting an impairment test on the investment stocks of the related companies, the recoverable value was less than the carrying amount and thus the impairment loss was recognized.
(*3)	The estimated recoverable amount of 15,687 million Won at the time of liquidation was classified as receivable.

	December 31, 2021
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	3,704	4.9	183	—	—	—	183
Korea Credit Bureau Co., Ltd.	92,575	9.9	9,177	246	—	—	9,423
Korea Finance Security Co., Ltd.	20,671	15.0	3,101	—	—	—	3,101
Woori Growth Partnerships New Technology Private Equity Fund	53,942	23.1	12,448	—	—	—	12,448
2016KIF-IMM Woori Bank Technology Venture Fund	63,146	20.0	12,630	—	—	—	12,630
K BANK Co., Ltd. (*)	1,730,307	12.6	217,599	21,894	—	—	239,493
Woori Bank-Company K Korea Movie Asset Fund	1,381	25.0	345	—	—	—	345
Partner One Value Up 1st Private Equity Fund	28,273	23.3	6,576	—	—	—	6,576
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	55,767	20.0	11,153	—	—	—	11,153
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,794	25.0	3,949	—	—	305	4,254
LOTTE CARD Co., Ltd (*1)	2,291,474	20.0	458,295	—	—	—	458,295
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,071	100.0	10,070	—	—	—	10,070
Genesis Environmental Energy Company 1st Private Equity Fund	16,669	24.8	4,126	—	—	—	4,126
Union Technology Finance Investment Association	41,706	29.7	12,388	—	—	—	12,388
Dicustody Co., Ltd.	98	1.0	1	—	—	—	1

	December 31, 2021
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Japanese Hotel Real Estate Private Equity Fund No.2	16,090	19.9	3,196	—	—	—	3,196
Woori Seoul Beltway Private Special Asset Fund No.1	30,205	25.0	7,551	—	—	—	7,551
Woori Multi Return Private Securities Investment Trust 3(Balanced Bond)	50,114	20.0	10,023	—	—	—	10,023
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F	1,050,704	14.5	151,822	—	—	—	151,822
WOORI TAERIM 1st Fund	3,875	25.6	991	—	—	—	991
Portone-Cape Fund No.1	2,447	20.0	489	—	—	—	489
KIWOOM WOORI Financial 1st Investment Fund	10,707	9.1	973	—	—	—	973
DeepDive WOORI 2021-1 Financial Investment Fund	8,340	11.9	993	—	—	—	993
Darwin Green Packaging Private Equity Fund	19,387	20.4	3,957	—	—	—	3,957
Woori FirstValue Private Real Estate Fund No.2	6,363	12.0	763	—	—	—	763
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	35,795	0.3	100	—	—	—	100
Woori Hanhwa Eureka Private Equity Fund	40,684	0.8	327	—	—	—	327
Aarden Woori Apparel 1st Private Equity Fund	20,986	0.5	99	—	—	—	99
Godo Kaisha Oceanos 1	20,720	47.8	9,905	—	—	—	9,905
Woori Zip 1	16,426	63.9	10,496	—	—	—	10,496
Woori Zip 2	23,082	63.8	14,732	—	—	—	14,732
Force TEC	(11,604)	24.5	(2,843)	—	—	2,843	—
KUM HWA Co., Ltd.	(156)	20.1	(31)	—	—	31	—
JINMYUNGPLUS CO.,LTD.	123	21.3	25	—	—	(25)	—
JC Assurance No.2 Private Equity Fund	118,397	24.4	29,349	—	(11,621)	—	17,728
Dream Company Growth no.1 PEF	28,489	27.8	7,914	—	—	—	7,914
HMS-Oriens 1st Fund	52,631	22.8	12,007	—	—	—	12,007
WooriG Senior Loan General Type Private Investment Trust No.1	406,609	21.7	88,029	—	—	—	88,029
Genesis Eco No.1 Private Equity Fund	38,365	29.0	11,120	—	—	—	11,120
Paratus Woori Material Component Equipment joint venture company	58,507	29.9	17,493	—	—	—	17,493
Midas No. 8 Private Equity Joint Venture Company	66,587	28.5	18,968	—	—	—	18,968
PCC-Woori LP Secondary Fund	31,585	38.8	12,350	—	—	—	12,350
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	257,891	27.5	73,787	—	—	—	73,787
Woori-Q Corporate Restructuring Private Equity Fund	120,502	38.1	46,155	—	—	—	46,155
Woori-Shinyoung Growth-Cap Private Equity Fund I	81,773	35.0	28,713	—	—	—	28,713

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.